INCOME TAXES, Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Current tax provision [Abstract]
Foreign										$ 164	$ 212
Federal										0	1,283
State										0	182
Total Current										164	1,677
Deferred tax provision (benefit) [Abstract]
Federal										596	93
State										(226)	98
Total deferred										370	191
Total tax provision (benefit)		$ (6,318)	$ 7,569	$ 824	$ (207)	$ (519)	$ (191)	$ 244	$ 1,000	$ 534	$ 1,868
Predecessor [Member]
Current tax provision [Abstract]
Foreign	$ 11											$ 184
Federal	0											0
State	0											181
Total Current	11											365
Deferred tax provision (benefit) [Abstract]
Federal	(1,792)											4,537
State	(422)											(818)
Total deferred	(2,214)											3,719
Total tax provision (benefit)	$ (2,203)											$ 4,084